JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 98.0%
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	17,890	17,570
3.63%, 4/15/2028	19,311	20,278
2.50%, 1/15/2029	16,002	16,243
U.S. Treasury Inflation Indexed Notes
0.25%, 1/15/2025	44,835	43,995
0.63%, 1/15/2026	42,063	40,690
0.38%, 1/15/2027	38,789	36,812
0.13%, 4/15/2027	48,673	45,649
0.38%, 7/15/2027	42,135	39,833
0.75%, 7/15/2028	37,328	35,335
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	31,482	31,282
2.00%, 1/15/2026	20,457	20,226
2.38%, 1/15/2027	20,134	20,113
3.88%, 4/15/2029	20,899	22,535
U.S. Treasury Inflation Linked Notes
0.13%, 7/15/2024	49,985	49,951
0.13%, 10/15/2024	30,434	30,172
0.13%, 4/15/2025	36,275	35,308
0.38%, 7/15/2025	50,048	48,815
0.13%, 10/15/2025	43,334	41,921
0.13%, 4/15/2026	33,347	31,834
0.13%, 7/15/2026	41,696	39,818
0.13%, 10/15/2026	48,006	45,622
1.63%, 10/15/2027	48,501	47,615
0.50%, 1/15/2028	43,052	40,436
1.25%, 4/15/2028	46,858	45,113
2.38%, 10/15/2028	48,946	49,471
0.88%, 1/15/2029	32,161	30,355
2.13%, 4/15/2029	26,254	26,216
Total U.S. Treasury Obligations (Cost $969,442)		953,208
	SHARES
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b) (Cost $2,737)	2,737	2,737
Total Investments — 98.3% (Cost $972,179)		955,945
Other Assets Less Liabilities — 1.7%		16,628
NET ASSETS — 100.0%		972,573

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$953,208	$—	$953,208
Short-Term Investments
Investment Companies	2,737	—	—	2,737
Total Investments in Securities	$2,737	$953,208	$—	$955,945

JPMorgan BetaBuilders U.S. TIPS 0-5 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$14,211	$84,137	$95,609	$2	$(4)	$2,737	2,737	$78	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.